STOCK/UNITS (Details Narrative) - $ / shares	9 Months Ended
	Sep. 30, 2022	Mar. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized		100	100
Common stock, par value		$ 0	$ 0
Greens Natural Foods, Inc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock issued	2,000
Common stock, par value	$ 0.001
Common stock, shares issued	0
Common stock, shares outstanding	0
Common Stock [Member] | Greens Natural Foods, Inc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized	2,200